JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 98.9%
U.S. Treasury Bonds 6.75%, 8/15/2026	5,000	5,280
U.S. Treasury Notes
1.00%, 12/15/2024	58,000	55,564
1.75%, 12/31/2024	39,000	37,612
2.25%, 12/31/2024	32,000	31,028
4.25%, 12/31/2024	53,000	52,489
1.13%, 1/15/2025	65,000	62,182
1.38%, 1/31/2025	36,000	34,488
2.50%, 1/31/2025	33,000	32,034
4.13%, 1/31/2025	53,000	52,414
1.50%, 2/15/2025	62,000	59,423
2.00%, 2/15/2025	67,000	64,603
1.13%, 2/28/2025	40,000	38,112
2.75%, 2/28/2025	33,000	32,089
4.63%, 2/28/2025	53,000	52,725
1.75%, 3/15/2025	60,000	57,570
0.50%, 3/31/2025	50,000	47,109
2.63%, 3/31/2025	20,000	19,388
3.88%, 3/31/2025	53,000	52,226
2.63%, 4/15/2025	57,000	55,232
0.38%, 4/30/2025	52,000	48,756
2.88%, 4/30/2025	31,000	30,115
3.88%, 4/30/2025	52,000	51,224
2.13%, 5/15/2025	63,000	60,517
2.75%, 5/15/2025	56,000	54,276
0.25%, 5/31/2025	51,000	47,591
2.88%, 5/31/2025	28,000	27,190
4.25%, 5/31/2025	53,000	52,489
2.88%, 6/15/2025	55,000	53,361
0.25%, 6/30/2025	53,000	49,294
2.75%, 6/30/2025	22,000	21,300
4.63%, 6/30/2025	53,000	52,799
3.00%, 7/15/2025	54,000	52,447
0.25%, 7/31/2025	57,000	52,852
2.88%, 7/31/2025	27,000	26,154
4.75%, 7/31/2025	52,000	51,915
2.00%, 8/15/2025	69,000	65,833
3.13%, 8/15/2025	53,000	51,532
0.25%, 8/31/2025	57,000	52,680
2.75%, 8/31/2025	28,000	27,042
5.00%, 8/31/2025	56,000	56,171
3.50%, 9/15/2025	51,000	49,874
0.25%, 9/30/2025	66,000	60,831
3.00%, 9/30/2025	28,000	27,138
5.00%, 9/30/2025	16,000	16,059
4.25%, 10/15/2025	50,000	49,545
0.25%, 10/31/2025	109,000	100,139
3.00%, 10/31/2025	25,000	24,215

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
5.00%, 10/31/2025	19,000	19,086
2.25%, 11/15/2025	73,000	69,641
4.50%, 11/15/2025	50,000	49,793
0.38%, 11/30/2025	64,000	58,772
2.88%, 11/30/2025	44,000	42,481
4.88%, 11/30/2025	22,000	22,069
4.00%, 12/15/2025	51,000	50,321
0.38%, 12/31/2025	95,000	87,059
2.63%, 12/31/2025	27,000	25,915
3.88%, 1/15/2026	50,000	49,223
0.38%, 1/31/2026	74,000	67,563
2.63%, 1/31/2026	32,000	30,685
1.63%, 2/15/2026	65,000	60,945
4.00%, 2/15/2026	50,000	49,338
0.50%, 2/28/2026	76,000	69,400
2.50%, 2/28/2026	35,000	33,432
4.63%, 3/15/2026	50,000	50,018
0.75%, 3/31/2026	70,000	64,170
2.25%, 3/31/2026	32,000	30,359
3.75%, 4/15/2026	50,000	49,072
0.75%, 4/30/2026	70,000	63,973
2.38%, 4/30/2026	24,000	22,810
1.63%, 5/15/2026	64,000	59,677
3.63%, 5/15/2026	50,000	48,930
0.75%, 5/31/2026	73,000	66,521
2.13%, 5/31/2026	31,000	29,244
4.13%, 6/15/2026	50,000	49,506
0.88%, 6/30/2026	71,000	64,821
1.88%, 6/30/2026	30,000	28,089
4.50%, 7/15/2026	50,000	49,965
0.63%, 7/31/2026	70,000	63,238
1.88%, 7/31/2026	30,000	28,023
1.50%, 8/15/2026	68,000	62,826
4.38%, 8/15/2026	53,000	52,803
0.75%, 8/31/2026	114,000	103,072
1.38%, 8/31/2026	29,000	26,681
4.63%, 9/15/2026	11,000	11,038
0.88%, 9/30/2026	105,000	95,136
4.63%, 10/15/2026	14,000	14,051
1.13%, 10/31/2026	113,000	102,786
1.63%, 10/31/2026	43,000	39,681
2.00%, 11/15/2026	47,000	43,826
4.63%, 11/15/2026	15,000	15,064
1.25%, 11/30/2026	120,000	109,298
Total U.S. Treasury Obligations (Cost $4,365,433)		4,385,308

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b) (Cost $15,917)	15,910	15,918
Total Investments — 99.3% (Cost $4,381,350)		4,401,226
Other Assets Less Liabilities — 0.7%		31,148
NET ASSETS — 100.0%		4,432,374

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$4,385,308	$—	$4,385,308
Short-Term Investments
Investment Companies	15,918	—	—	15,918
Total Investments in Securities	$15,918	$4,385,308	$—	$4,401,226

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at April 19, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c)	$—	$174,987	$159,075	$5	$1	$15,918	15,910	$295	$—

(a)	Commencement of operations was April 19, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2023.